ADVANCED SERIES TRUST

AST QMA Emerging Markets Equity Portfolio

AST QMA International Core Equity Portfolio

Supplement dated October 27, 2015 to the

Currently Effective Prospectus and

Statement of Additional Information

This supplement should be read in conjunction with the currently effective Advanced Series Trust (AST) Prospectus and Statement of Additional Information (SAI) for AST QMA Emerging Markets Equity Portfolio (the Emerging Markets Portfolio) and AST QMA International Core Equity Portfolio (the International Portfolio and, together with the Emerging Markets Portfolio, the Portfolios), and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the AST Prospectus.

Effective immediately, Vlad Shutoy will replace Ping Wang and become co-portfolio manager responsible for the day-to-day management of the Portfolios along with Jacob Pozharny, Wen Jin, and John Van Belle.

To reflect this change, the Prospectus and SAI are hereby revised as follows:

        I.            All references to Ping Wang are hereby removed.

II.	The following table hereby replaces the table in the section of the Prospectus entitled “Summary: AST QMA Emerging Markets Equity Portfolio-Management of the Portfolio”:
Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Jacob Pozharny, PhD	Managing Director, Portfolio Manager	February 2013
AST Investment Services, Inc.		John Van Belle, PhD	Managing Director, Portfolio Manager	February 2013
		Wen Jin, PhD	Principal, Portfolio Manager	February 2013
		Vlad Shutoy	Portfolio Manager	October 2015
III.	The following table hereby replaces the table in the section of the Prospectus entitled “Summary: AST QMA International Core Equity Portfolio-Management of the Portfolio”:
Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Jacob Pozharny, PhD	Managing Director, Portfolio Manager	January 2015
AST Investment Services, Inc.		John Van Belle, PhD	Managing Director, Portfolio Manager	January 2015
		Wen Jin, PhD	Principal, Portfolio Manager	January 2015
		Vlad Shutoy	Portfolio Manager	October 2015

IV.	The following hereby replaces the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Managers – AST QMA Emerging Markets Equity Portfolio”:

AST QMA Emerging Markets Equity Portfolio

The portfolio managers responsible for management of the AST QMA Portfolio are Jacob Pozharny, Wen Jin, John Van Belle, and Vlad Shutoy.

Jacob Pozharny, PhD, is a Managing Director for QMA, as well as Head of Research and Portfolio Management for Non-US Core Equity. He joined QMA in October 2009 and previously was a Managing Director and Head of International Quantitative Equity at the TIAA-CREF organization and Teachers Advisors, Inc. Mr. Pozharny earned a BA in Economics, an MS in Statistics, an MS in Finance and Applied Economics, and a PhD in Applied Statistics from the University of California.

John Van Belle, PhD, is a Managing Director for QMA, where he manages QMA’s global and non-US portfolios. He joined QMA or its predecessor companies in 1983. John earned a BS in Economics from St. Joseph’s College and holds a PhD in Economics from the University of Virginia.

Wen Jin, PhD, CFA, is a Principal for QMA, working with the Non-US Core Equity team. He joined QMA in June 2008 and previously was a Portfolio Manager and Director of Quantitative Strategy and Trading at Aristeia Capital Management. He earned a BS in Physics from University of Sciences and Technology of China, an MA and PhD in Physics from Columbia University and holds the Chartered Financial Analyst (CFA) designation.

Vlad Shutoy is a Vice President and Portfolio Manager for QMA, working with the Non-US Core Equity team. His responsibilities include portfolio management, analysis and research. Prior to joining QMA, Vlad worked at Bloomberg, L.P. where he led a team responsible for building predictive equity models for top-tier institutional investors. Prior to that, he was a quantitative analyst at Goldman Sachs Asset Management QIS team developing proprietary equity models while building short-term trading strategies. Vlad also worked at ING Investment Management where he was focused on portfolio management of long-short equity while overseeing all quantitative investment processes. He earned a BS in Computer Engineering and a MS from New York University Tandon School of Engineering where he studied Computer Science and Financial Engineering.

      V.            The following hereby replaces the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Managers – AST QMA International Core Equity Portfolio”:

AST QMA International Core Equity Portfolio

The portfolio managers responsible for management of the AST QMA International Core Equity Portfolio are Jacob Pozharny, Wen Jin, John Van Belle, and Vlad Shutoy.

Jacob Pozharny, PhD, is a Managing Director for QMA, as well as Head of Research and Portfolio Management for Non-US Core Equity. Mr. Pozharny was previously a Managing Director and head of International Quantitative Equity at the TIAA-CREF organization and Teachers Advisors, Inc., where he was responsible for quantitative stock selection and portfolio construction for the international portfolios. Earlier in his career, Mr. Pozharny held positions at the University of California, Nicholas-Applegate Capital Management and the Federal Reserve. Mr. Pozharny earned a BA in Economics, an MS in Statistics, an MS in Finance and Applied Economics and a PhD in Applied Statistics from the University of California.

John Van Belle, PhD, is a Managing Director for QMA, where he manages QMA’s global and non-US portfolios. He joined QMA or its predecessor companies in 1983. John earned a BS in Economics from St. Joseph’s College and holds a PhD in Economics from the University of Virginia.

Wen Jin, PhD, CFA, is a Principal for QMA, working with the Non-US Core Equity team. He joined QMA in June 2008 and previously was a Portfolio Manager and Director of Quantitative Strategy and Trading at Aristeia Capital Management. He earned a BS in Physics from University of Sciences and Technology of China, an MA and PhD in Physics from Columbia University and holds the Chartered Financial Analyst (CFA) designation.

Vlad Shutoy is a Vice President and Portfolio Manager for QMA, working with the Non-US Core Equity team. His responsibilities include portfolio management, analysis and research. Prior to joining QMA, Vlad worked at Bloomberg, L.P. where he led a team responsible for building predictive equity models for top-tier institutional investors. Prior to that, he was a quantitative analyst at Goldman Sachs Asset Management QIS team developing proprietary equity models while building short-term trading strategies. Vlad also worked at ING Investment Management where he was focused on portfolio management of long-short equity while overseeing all quantitative investment processes. He earned a BS in Computer Engineering and a MS from New York University Tandon School of Engineering where he studied Computer Science and Financial Engineering.

VI.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS” is hereby revised by deleting in its entirety the information regarding Ping Wang and adding the following information with respect to the Emerging Markets Portfolio:
Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Quantitative Management Associates LLC	Vlad Shutoy	7/$3,126,247,232	10/$1,940,017,343	32/$9,361,369,582 12/$2,938,297,550	None

Information above is as of June 30, 2015.

VII.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS” is hereby revised by deleting in its entirety the information regarding Ping Wang and adding the following information with respect to the International Portfolio:
Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Quantitative Management Associates LLC	Vlad Shutoy	7/$2,367,615,889	10/$1,940,017,343	32/$9,361,369,582 12/$2,938,297,550	None

Information above is as of June 30, 2015.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSUP8